Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Sunset Mortgage Loan Trust, Series 2014-1
CIK # Not Applicable
		HUD	635	$109,046,538.75	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	4	$596,524.54	0.55%	0	$0.00	0.00%	0	$0.00	0.00%
Total			635	$109,046,538.75	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	4	$596,524.54	0.55%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q42016 filing 4 assets were in Dispute. As of 3/31/2017, 4 assets continue to be in Dispute.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn ¹			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Sunset Mortgage Loan Trust, Series 2014-2
CIK # Not Applicable
		HUD	659	$157,176,539.62	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$333,860.79	0.21%	1	$227,184.93	0.14%	0	$0.00	0.00%
Total			659	$157,176,539.62	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$333,860.79	0.21%	1	$227,184.93	0.14%	0	$0.00	0.00%

¹	As disclosed in Q42016 filing 2 assets were in Dispute. As of 3/31/2017, 1 asset continues to be in Dispute, 1 asset was Withdrawn as the purchaser resolved the outstanding issues.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.